1:

<SEQUENCE>1
<FILENAME>a201112_13f-hr.text
5:

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: DECEMBER 31 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  767 Fifth Avenue
          12th Floor
          New York, NY 10153

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        01/23/2012
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total: $384,236
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

Force Capital Management, LLC
Form 13F Information Table
DECEMBER 31 2011

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

ALEXANDER & BALDWIN INC	    COM 	014482103      15,465	 378,868   SH		SOLE	NONE   378,868	0
AMAZON COM INC		    COM		023135106       4,075	  23,539   SH		SOLE	NONE	23,539	0
ASHFORD HOSPITALITY TR INC  COM		044103109	2,428	 303,559   SH		SOLE	NONE   303,559	0
BANK OF AMERICA CORP	    COM		060505104       6,028  1,084,216   SH		SOLE	NONE 1,084,216  0
BANK OF AMERICA CORP	    WTS10/28/18 060505153	  172	 553,229   SH		SOLE	NONE   553,229 	0
BLYTH INC		    COM		09643P207	5,803 	 102,173   SH		SOLE	NONE   102,173	0
C H ROBINSON WORLDWIDE INC  COM		12541W209	3,410	  48,872   SH		SOLE	NONE	48,872	0
CANADIAN PAC RY LTD	    COM		13645T100      10,576    156,287   SH		SOLE	NONE   156,287	0
CEDAR REALTY TRUST INC	    COM		150602209	  423	  98,251   SH		SOLE	NONE	98,251	0
CHARTER COMMUNICATIONS INC  COM	CL A	16117M305      22,100	 388,122   SH		SOLE	NONE   388,122	0
COPART INC		    COM		217204106      19,972	 417,042   SH		SOLE	NONE   417,042	0
CRACKER BARREL OLD CTRY STR COM		22410J106       6,116	 121,316   SH		SOLE	NONE   121,316	0
CSX CORP		    COM		126408103      14,417	 684,585   SH		SOLE	NONE   684,585	0
EAGLE MATERIALS INC	    COM		26969P108      13,801    537,833   SH		SOLE	NONE   537,833	0
EMMIS COMMUNICATIONS CORP   COM	CL A	291525103	  526	 796,593   SH		SOLE	NONE   796,593	0
ENDURANCE SPECIALTY HLDGS   COM		G30397106	3,010	  78,697   SH		SOLE	NONE    78,697	0
ENTERTAINMENT PPTYS TR      PFD SER C	29380T402	  275	  14,282   SH		SOLE	NONE	14,282	0
EXCO RESOURCES INC	    COM		269279402	3,458	 330,956   SH		SOLE	NONE   330,956	0
FELCOR LODGING TR INC       PFD SER A	31430F200       1,733     78,241   SH		SOLE	NONE    78,241  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103      30,929  3,023,356   SH		SOLE	NONE 3,023,356  0
GAP INC			    COM		364760108       4,290    231,262   SH		SOLE	NONE   231,262	0
GAYLORD ENTMT CO 	    COM		367905106	  706	  29,243   SH		SOLE	NONE	29,243	0
GENERAL GROWTH PPTYS INC    COM		370023103	3,464	 230,626   SH		SOLE	NONE   230,626	0
HARTFORD FINL SVCS GROUP    COM		416515104	1,986	 122,195   SH		SOLE	NONE   122,195	0
HOVNANIAN ENTERPRISES INC   UNIT	44248W208	  354	  46,226   SH		SOLE	NONE	46,226	0
ISTAR FINANCIAL INC	    COM		45031U101      13,430  2,538,704   SH		SOLE	NONE 2,538,704	0
HUNT J B TRANS SVCS INC	    COM		445658107	5,943	 131,869   SH		SOLE	NONE   131,869	0
LEUCADIA NATL CORP	    COM		527288104	2,938	 129,189   SH		SOLE	NONE   129,189	0
LIZ CLAIBORNE INC	    COM		539320101	1,262	 146,244   SH		SOLE	NONE   146,244	0
LOWES COS INC		    COM		548661107      11,710	 461,400   SH		SOLE	NONE   461,400	0
MGIC INVT CORP WIS	    COM		552848103	3,208    860,023   SH		SOLE	NONE   860,023	0
MPG OFFICE TR INC	    COM		553274101	  161	  80,979   SH		SOLE	NONE	80,979	0
NEWS CORP		    COM	CL B	65248E203	  886	  48,741   SH		SOLE	NONE	48,741	0
PENNSYLVANIA RL ESTATE INVT COM		709102107       5,754    551,145   SH		SOLE	NONE   551,145  0
RAIT FINANCIAL TRUST	    COM		749227609	2,172    457,235   SH		SOLE	NONE   457,235	0
REIS INC		    COM		75936P105	2,406	 263,851   SH		SOLE	NONE   263,851	0
SCHOLASTIC CORP		    COM		807066105      10,750	 358,684   SH		SOLE	NONE   358,684	0
SIRIUS XM RADIO INC	    COM		82967N108	1,126	 618,689   SH		SOLE	NONE   618,689	0
SL GREEN RLTY CORP	    COM		78440X101      11,127    166,971   SH		SOLE	NONE   166,971  0
SODASTREAM INTERNATIONAL    USD SHS	M9068E105	2,455	  75,090   SH		SOLE	NONE	75,090	0
STAPLES INC		    COM		855030102	5,230	 376,537   SH		SOLE	NONE   376,537	0
STATE AUTO FINL CORP	    COM		855707105	2,234	 164,354   SH		SOLE	NONE   164,354	0
UNITED CAPITAL CORP	    COM		909912107         767	  35,689   SH		SOLE	NONE    35,689	0
DISNEY WALT CO		    COM		254687106	2,925	  77,996   SH		SOLE	NONE	77,996	0
WILLIAMS SONOMA INC	    COM		969904101	7,231	 187,831   SH		SOLE	NONE   187,831	0




Options


BANK OF AMERICA CORP        COM         060505104       3,502    630,000   SH	CALL	SOLE	NONE   630,000  0
COPART INC		    COM		217204106	4,645	  97,000   SH	CALL	SOLE	NONE	97,000	0
ISTAR FINANCIAL INC         COM		45031U101       5,565  1,052,000   SH	CALL	SOLE	NONE 1,052,000  0
SEARS HOLDINGS CORPORATION  COM         812350106      41,556  1,307,600   SH   CALL    SOLE    NONE 1,307,600  0
SL GREEN RLTY CORP	    COM		78440X101       3,232     48,500   SH	CALL	SOLE	NONE    48,500  0
SELECT SECTOR SPDR TR	    ETF		81369Y905	6,304    484,900   SH	CALL	SOLE	NONE   484,900  0
SPDR SERIES TRUST	    ETF		78462F953      50,200    400,000   SH	PUT	SOLE	NONE   400,000  0







 05120.0001 #201112